Organization and Nature of Business (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jul. 02, 2020	Sep. 30, 2020	Dec. 31, 2016
Organization and Nature of Business (Details) [Line Items]
Agreement rights , description			The Company has entered into several agreements with PFHOF, an affiliate of HOFRE, and certain government entities, which outline the rights and obligations of each of the parties with regard to the property on which the Hall of Fame Village powered by Johnson Controls sits, portions of which are owned by the Company and portions of which are net leased to the Company by the government entities (see Note 7).
Restricted cash		$ 16,000,000
Conversion of amount		15,000,000.0
Bridge Loan [Member]
Organization and Nature of Business (Details) [Line Items]
Conversion of amount	$ 15,000,000	15,500,000
IRG [Member]
Organization and Nature of Business (Details) [Line Items]
Conversion of amount		$ 34,500,000